Events after the reporting period	12 Months Ended
Mar. 31, 2021
Events After The Reporting Period [Abstract]
Events after the reporting period
37.	Events after the reporting period

a.
On April 1, 2021, the Company entered into a definitive agreement to acquire Ampion, an Australia-based provider of cyber security, DevOps and quality engineering services for a total consideration of AUD 150 million. The acquisition is subject to customary closing conditions and regulatory approvals and is expected to be concluded in the quarter ending June 30, 2021.

b.
In April 2021, the Company completed its acquisition of Capco, a global management and technology consultancy providing digital, consulting and technology services to financial institutions in the Americas, Europe and the Asia Pacific, and its subsidiaries, for an upfront cash consideration of

₹
108,760 (Refer to Note 7).

c.	In May 2021, the Company sold its entire investment in Ensono Holdings, LLC for a consideration of US$ 76.24 million.

d.	In June 2021, the Company sold its entire investment in Denim Group, Ltd. and Denim Group Management, LLC (“Denim Group”) for a consideration of US$ 22.42 million.

e.	In June 2021, the Company’s Board has approved a proposal for issuance of U.S. dollar denominated Notes up to US$ 750 million.